Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	₩ 2,305,894	₩ 2,703,422
Trade and other receivables, net	5,858,696	5,680,349
Other financial assets	868,388	994,780
Current income tax assets	68,120	4,046
Inventories, net	791,677	1,074,634
Assets held for sale	83,602	13,035
Other current assets	2,000,308	1,687,548
Total current assets	11,976,685	12,157,814
Non-current assets
Trade and other receivables, net	1,181,798	842,995
Other financial assets	821,658	623,176
Property and equipment, net	13,785,299	13,068,257
Right-of-use assets	788,497
Investment properties, net	1,387,430	1,091,084
Intangible assets, net	2,834,037	3,407,123
Investments in associates and joint ventures	267,660	272,407
Deferred income tax assets	424,856	465,369
Other non-current assets	685,488	545,895
Total non-current assets	22,176,723	20,316,306
Total assets	34,153,408	32,474,120
Current liabilities
Trade and other payables	7,597,478	6,948,190
Borrowings	1,185,725	1,368,481
Other financial liabilities	943	942
Current income tax liabilities	66,266	249,837
Provisions	175,612	117,881
Deferred revenue	53,473	52,878
Other current liabilities	1,031,958	655,914
Total current liabilities	10,111,455	9,394,123
Non-current liabilities
Trade and other payables	1,082,220	1,409,330
Borrowings	6,113,142	5,279,812
Other financial liabilities	149,136	163,454
Defined benefit liabilities, net	365,663	561,269
Provisions	78,550	163,995
Deferred revenue	99,180	110,702
Deferred income tax liabilities	425,468	204,785
Other non-current liabilities	584,504	528,160
Total non-current liabilities	8,897,863	8,421,507
Total liabilities	19,009,318	17,815,630
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	11,594,322	11,256,069
Accumulated other comprehensive income	194,934	50,158
Other components of equity	(1,170,083)	(1,181,083)
Equity attributable to owners of the Controlling Company	13,623,930	13,129,901
Non-controlling interest	1,520,160	1,528,589
Total equity	15,144,090	14,658,490
Total liabilities and equity	₩ 34,153,408	₩ 32,474,120